Cash Flow - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2022	[1]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements	£ 55,246	£ 21,179		£ 0
GalaxE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements	48,500
TLM
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements	£ 6,700

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities